FAIR VALUE MEASUREMENTS - Master Trust's Investments Measured at Fair Value on Recurring Basis (Details) - EBP 006 - Investments of Master Trust at Fair Value - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		$ 4,315,103	$ 3,862,709
Cash, Cash Equivalents and Short-Term Investments
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		80,221	75,295
Common Stock of Public Service Enterprise Group Incorporated
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value	[1]	275,664	306,730
Mutual Funds
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		715,936	701,953
Collective Investment Trusts
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		2,720,750	2,324,876
Fixed Income Securities
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		208,141	181,783
Fidelity BrokerageLink
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value	[2]	314,391	272,072
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		4,315,103	3,862,709
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Cash, Cash Equivalents and Short-Term Investments
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		80,221	75,295
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Common Stock of Public Service Enterprise Group Incorporated
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value	[3]	275,664	306,730
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Mutual Funds
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		715,936	701,953
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Collective Investment Trusts
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		2,720,750	2,324,876
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Fixed Income Securities
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		208,141	181,783
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Fidelity BrokerageLink
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		314,391	272,072
Quoted Market Prices for Identical Assets (Level 1)
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		4,095,221	3,666,942
Quoted Market Prices for Identical Assets (Level 1) | Cash, Cash Equivalents and Short-Term Investments
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		80,221	75,295
Quoted Market Prices for Identical Assets (Level 1) | Common Stock of Public Service Enterprise Group Incorporated
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value	[3]	275,664	306,730
Quoted Market Prices for Identical Assets (Level 1) | Mutual Funds
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		715,936	701,953
Quoted Market Prices for Identical Assets (Level 1) | Collective Investment Trusts
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		2,720,750	2,324,876
Quoted Market Prices for Identical Assets (Level 1) | Fixed Income Securities
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		(11)	(129)
Quoted Market Prices for Identical Assets (Level 1) | Fidelity BrokerageLink
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		302,661	258,217
Significant Other Observable Inputs (Level 2)
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		219,882	195,767
Significant Other Observable Inputs (Level 2) | Fixed Income Securities
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		208,152	181,912
Significant Other Observable Inputs (Level 2) | Fidelity BrokerageLink
EBP, Master Trust [Line Items]
Total Investment in Master Trust, at fair value		$ 11,730	$ 13,855

[1]	Permitted party-in-interest transactions.
[2]	Includes interest and dividends and receivables and payables related to pending securities sales and purchases.
[3]	Permitted party-in-interest transactions.